Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2016
Assets pledged and collateral	Assets pledged
end of	2Q16	4Q15
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	117,809	137,330
of which encumbered	80,600	91,278

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2Q16	4Q15
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	386,480	422,269
of which sold or repledged	184,537	186,132